Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Columbia Small Cap Value Fund II - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		2.41%	11.35%	6.67%
Columbia Small Cap Value Fund II-Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		8.95%	12.97%	7.57%
Columbia Small Cap Value Fund II - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		9.05%	13.14%	7.73%
Columbia Small Cap Value Fund II - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		9.11%	13.18%	7.78%
Columbia Small Cap Value Fund II - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		8.32%	12.39%	7.03%
Columbia Small Cap Value Fund II - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Class S
Average Annual Return, Percent	[1]	8.80%	12.71%	7.32%
Without Sales Load [Member] | Columbia Small Cap Value Fund II - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		8.67%	12.68%	7.31%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 3000®Index
Average Annual Return, Percent	[2]	17.53%	16.12%	12.36%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		7.58%	10.32%	6.91%

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.